UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 1005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     -----------------------------------------
     Midas Management Corporation
     October 18, 2007

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 71

Form 13F Table Value Total: $251,721
                            (Thousands)

                                                                                             SHARES OR
 NAME OF ISSUER              TITLE OF CLASS            CUSIP              VALUE              PRN AMOUNT        SH/PRN
ANGLO AMERICAN PLC         AMERICAN DEP RECEIPT       03485P201        5,174,715.00          154,700.00         SH
BHP BILLITON LTD           AMERICAN DEP RECEIPT       088606108        2,365,860.00           30,100.00         SH
GOLD FIELDS LTD ADR        AMERICAN DEP RECEIPT       38059T106        9,045,000.00          500,000.00         SH
IVANHOE NICKEL &           AMERICAN DEP RECEIPT       46581P104                   -           37,699.00         SH
LIHIR GOLD LTD ADR         AMERICAN DEP RECEIPT       532349107        3,494,910.00           97,000.00         SH
POLYUS GOLD                AMERICAN DEP RECEIPT       678129107        2,304,891.00           52,986.00         SH
RANDGOLD RES               AMERICAN DEP RECEIPT       752344309       13,296,000.00          400,000.00         SH
ANGLO AMER PLATNUM         COMMON STK-FOREIGN           6761000        4,958,427.10           32,800.00         SH
AURELIAN RESOURCES         COMMON STK-FOREIGN         051544104        5,985,709.97          800,000.00         SH
BEAR CREEK MINING          COMMON STK-FOREIGN         07380N104        3,619,363.55          500,000.00         SH
BRILLIANT MINING CO        COMMON STK-FOREIGN         109507103        1,596,910.54          894,000.00         SH
COMAPLEX MINERALS          COMMON STK-FOREIGN         199901109        2,689,443.49          500,000.00         SH
DETOUR GOLD CORP           COMMON STK-FOREIGN         250669108        2,701,519.57          350,000.00         SH
DIA BRAS EXPLORATION       COMMON STK-FOREIGN         25244F109        1,393,000.00        1,400,000.00         SH
ELDORADO GOLD CORP         COMMON STK-FOREIGN         284902103        7,562,500.00        1,250,000.00         SH
ENDEAVOUR MINING           COMMON STK-FOREIGN           2983682        2,607,466.11          269,900.00         SH
EQUINOX MINERALS LTD       COMMON STK-FOREIGN         29445L204        5,442,286.40        1,300,000.00         SH
FARALLON RESOURCES         COMMON STK-FOREIGN         30739T101        3,961,960.35        6,200,000.00         SH
GABRIEL RESOURCES          COMMON STK-FOREIGN         361970106        1,536,681.09          600,000.00         SH
GAMMON GOLD INC            COMMON STK-FOREIGN           2287317        4,736,000.00          400,000.00         SH
GREAT BASIN GOLD LTD       COMMON STK-FOREIGN         390124105        1,806,000.00          600,000.00         SH
GUYANA GOLDFIELDS          COMMON STK-FOREIGN         403530108        1,802,354.84          180,000.00         SH
HOCHSCHILD MINING          COMMON STK-FOREIGN           B1FW502        4,247,147.51          550,000.00         SH
IMPALA PLATINUM            COMMON STK-FOREIGN           B1FFT76        8,699,686.81          250,000.00         SH
JAGUAR MINING INC.         COMMON STK-FOREIGN         47009M103        3,591,616.75          407,675.00         SH
LIHIR GOLD LTD             COMMON STK-FOREIGN           6518596        9,812,168.80        2,723,333.00         SH
MERCATOR MINERALS          COMMON STK-FOREIGN         587582107        6,095,778.40          725,000.00         SH
NEW GOLD INC               COMMON STK-FOREIGN          64453595          550,800.00           90,000.00         SH
NOVAGOLD RES INC COM       COMMON STK-FOREIGN          66987E95        7,438,110.09          450,000.00         SH
OLYMPUS PACIFIC            COMMON STK-FOREIGN         68162Q202          803,059.27        1,400,000.00         SH
SILVER EAGLE MINES         COMMON STK-FOREIGN         82769R109          500,905.71          550,000.00         SH
SILVERCORP METALS          COMMON STK-FOREIGN         82835P103        3,126,225.30          150,000.00         SH
SINO GOLD LTD NPV          COMMON STK-FOREIGN           6571447        3,958,407.08          600,000.00         SH
TECK COMINCO LTD           COMMON STK-FOREIGN         878742204        2,385,500.00           50,000.00         SH
YAMANA GOLD INC CAD        COMMON STK-FOREIGN         98462Y951        3,534,000.00          300,000.00         SH
BROOKFIELD ASST MGMT       Common Stock               112585104          693,000.00           18,000.00         SH
CANADIAN NAT RES           Common Stock               136285101          757,500.00           10,000.00         SH
HOVNANIAN ENTERPRISE       Common Stock               442487203          144,170.00           13,000.00         SH
MASTERCASRD INC CL A       Common Stock               57636Q104        1,479,700.00           10,000.00         SH
AT&T INC                   Common Stock               00206R102          550,030.00           13,000.00         SH
BERKSHIRE HATHAWAY         Common Stock               084670207        4,149,600.00            1,050.00         SH
CONOCOPHILLIPS             Common Stock               20825C104          947,916.00           10,800.00         SH
GOLDMAN SACHS GROUP        Common Stock               38141G104          433,480.00            2,000.00         SH
GOOGLE INC CL A            Common Stock               38259P508        1,077,813.00            1,900.00         SH
HOME DEPOT INC             Common Stock               437076102          324,400.00           10,000.00         SH
JOHNSON & JOHNSON          Common Stock               478160104          722,700.00           11,000.00         SH
JPMORGAN & CHASE & C       Common Stock               46625H100          888,908.00           19,400.00         SH
LEGG MASON INC             Common Stock               524901105          632,175.00            7,500.00         SH
LEUCADIA NATL CORP         Common Stock               527288104          964,400.00           20,000.00         SH
LOWES COS INC              Common Stock               548661107          336,240.00           12,000.00         SH
PROCTER & GAMBLE CO        Common Stock               742718109          527,550.00            7,500.00         SH
PULTE HOMES INC            Common Stock               745867101          163,320.00           12,000.00         SH
REYNOLDS AMERICAN IN       Common Stock               761713106        1,157,338.00           18,200.00         SH
AGNICO EAGLE MINES         Common Stock               008474108       14,940,000.00          300,000.00         SH
FREEPORT- MCMORAN          Common Stock               35671D857        5,873,840.00           56,000.00         SH
GOLDCORP INC               Common Stock               380956409        6,600,960.00          216,000.00         SH
GOLDEN STAR                Common Stock               38119T104        4,050,000.00        1,000,000.00         SH
GOLDEN-CYCLE GOLD          Common Stock               380894105       16,010,675.00        1,964,500.00         SH
IAMGOLD CORP               Common Stock               450913108        6,502,500.00          750,000.00         SH
KINROSS GOLD CORP          Common Stock               496902404        7,490,000.00          500,000.00         SH
MERIDIAN GOLD INC          Common Stock               589975101        6,620,000.00          200,000.00         SH
MINEFINDERS LTD COM        Common Stock               602900102        3,201,000.00          300,000.00         SH
MIRAMAR MINING CORP        Common Stock               60466E100        7,584,000.00        1,600,000.00         SH
PAN AMERICAN SILVER        Common Stock               697900108        8,670,000.00          300,000.00         SH
METALLICA RESOURCES        Common Stock               59125J104        4,440,000.00        1,000,000.00         SH
SILVER EAGLE MINES         WARRANTS                                               -          275,000.00         SH
GREAT BASIN GOLD           WARRANTS                   390124204          223,500.00          300,000.00         SH
IAMGOLD WARRANT            WARRANTS                   13201L160          101,137.16          100,000.00         SH
KINROSS GOLD               WARRANTS                   08135F164          239,006.00          100,000.00         SH
NEW GOLD INC               WARRANTS                                        6,289.62           50,000.00         SH
YAMANA GOLD WARRANTS       WARRANTS                   98462Y142          393,557.54           84,375.00         SH

NAME OF ISSUER                PUT/CALL       INVESTMENT DISCRETION   OTHER MANAGERS   VOTING AUTHORITY
ANGLO AMERICAN PLC                                   SOLE                                 154,700.00
BHP BILLITON LTD                                     SOLE                                  30,100.00
GOLD FIELDS LTD ADR                                  SOLE                                 500,000.00
IVANHOE NICKEL &                                     SOLE                                  37,699.00
LIHIR GOLD LTD ADR                                   SOLE                                  97,000.00
POLYUS GOLD                                          SOLE                                  52,986.00
RANDGOLD RES                                         SOLE                                 400,000.00
ANGLO AMER PLATNUM                                   SOLE                                  32,800.00
AURELIAN RESOURCES                                   SOLE                                 800,000.00
BEAR CREEK MINING                                    SOLE                                 500,000.00
BRILLIANT MINING CO                                  SOLE                                 894,000.00
COMAPLEX MINERALS                                    SOLE                                 500,000.00
DETOUR GOLD CORP                                     SOLE                                 350,000.00
DIA BRAS EXPLORATION                                 SOLE                               1,400,000.00
ELDORADO GOLD CORP                                   SOLE                               1,250,000.00
ENDEAVOUR MINING                                     SOLE                                 269,900.00
EQUINOX MINERALS LTD                                 SOLE                               1,300,000.00
FARALLON RESOURCES                                   SOLE                               6,200,000.00
GABRIEL RESOURCES                                    SOLE                                 600,000.00
GAMMON GOLD INC                                      SOLE                                 400,000.00
GREAT BASIN GOLD LTD                                 SOLE                                 600,000.00
GUYANA GOLDFIELDS                                    SOLE                                 180,000.00
HOCHSCHILD MINING                                    SOLE                                 550,000.00
IMPALA PLATINUM                                      SOLE                                 250,000.00
JAGUAR MINING INC.                                   SOLE                                 407,675.00
LIHIR GOLD LTD                                       SOLE                               2,723,333.00
MERCATOR MINERALS                                    SOLE                                 725,000.00
NEW GOLD INC                                         SOLE                                  90,000.00
NOVAGOLD RES INC COM                                 SOLE                                 450,000.00
OLYMPUS PACIFIC                                      SOLE                               1,400,000.00
SILVER EAGLE MINES                                   SOLE                                 550,000.00
SILVERCORP METALS                                    SOLE                                 150,000.00
SINO GOLD LTD NPV                                    SOLE                                 600,000.00
TECK COMINCO LTD                                     SOLE                                  50,000.00
YAMANA GOLD INC CAD                                  SOLE                                 300,000.00
BROOKFIELD ASST MGMT                                 SOLE                                  18,000.00
CANADIAN NAT RES                                     SOLE                                  10,000.00
HOVNANIAN ENTERPRISE                                 SOLE                                  13,000.00
MASTERCASRD INC CL A                                 SOLE                                  10,000.00
AT&T INC                                             SOLE                                  13,000.00
BERKSHIRE HATHAWAY                                   SOLE                                   1,050.00
CONOCOPHILLIPS                                       SOLE                                  10,800.00
GOLDMAN SACHS GROUP                                  SOLE                                   2,000.00
GOOGLE INC CL A                                      SOLE                                   1,900.00
HOME DEPOT INC                                       SOLE                                  10,000.00
JOHNSON & JOHNSON                                    SOLE                                  11,000.00
JPMORGAN & CHASE & C                                 SOLE                                  19,400.00
LEGG MASON INC                                       SOLE                                   7,500.00
LEUCADIA NATL CORP                                   SOLE                                  20,000.00
LOWES COS INC                                        SOLE                                  12,000.00
PROCTER & GAMBLE CO                                  SOLE                                   7,500.00
PULTE HOMES INC                                      SOLE                                  12,000.00
REYNOLDS AMERICAN IN                                 SOLE                                  18,200.00
AGNICO EAGLE MINES                                   SOLE                                 300,000.00
FREEPORT- MCMORAN                                    SOLE                                  56,000.00
GOLDCORP INC                                         SOLE                                 216,000.00
GOLDEN STAR                                          SOLE                               1,000,000.00
GOLDEN-CYCLE GOLD                                    SOLE                               1,964,500.00
IAMGOLD CORP                                         SOLE                                 750,000.00
KINROSS GOLD CORP                                    SOLE                                 500,000.00
MERIDIAN GOLD INC                                    SOLE                                 200,000.00
MINEFINDERS LTD COM                                  SOLE                                 300,000.00
MIRAMAR MINING CORP                                  SOLE                               1,600,000.00
PAN AMERICAN SILVER                                  SOLE                                 300,000.00
METALLICA RESOURCES                                   N/A                                          -
SILVER EAGLE MINES                                    N/A                                          -
GREAT BASIN GOLD                                      N/A                                          -
IAMGOLD WARRANT                                       N/A                                          -
KINROSS GOLD                                          N/A                                          -
NEW GOLD INC                                          N/A                                          -
YAMANA GOLD WARRANTS                                  N/A                                          -